North Square Tactical Defensive Fund
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Number of Shares			Value
		EXCHANGE TRADED FUNDS (ETFS) - 99.2%
53,697		Invesco QQQ Trust, Series 1	$20,402,175
312,012		SPDR® Portfolio Developed World ex-US ETF	11,675,489
38,464		SPDR® Portfolio Emerging Markets ETF	1,687,801
465,966		SPDR® Portfolio S&P 500® ETF	24,738,135
60,936		SPDR® Portfolio S&P 600® Small Cap ETF	2,665,950
41,009		SPDR® S&P 500® ETF Trust	18,518,024
		TOTAL ETFS
		(Cost $67,117,955)	79,687,574

		SHORT-TERM INVESTMENT - 24.2%
19,479,870		First American Treasury Obligations Fund - Class X, 0.01%[1]	19,479,870
		TOTAL SHORT-TERM INVESTMENT
		(Cost $19,479,870)	19,479,870

		TOTAL INVESTMENTS - 123.4%
		(Cost $86,597,825)	99,167,444
		Liabilities in Excess of Other Assets - (23.4)%	(18,829,955)
		TOTAL NET ASSETS - 100.0%	$80,337,489

	[1]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Tactical Defensive Fund
SUMMARY OF INVESTMENTS
August 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
ETFs	99.2%
Short-Term Investment	24.2%
Total Investments	123.4%
Liabilities in Excess of Other Assets	(23.4)%
Total Net Assets	100.0%

North Square Tactical Defensive Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
ETFs	$79,687,574	$-	$-	$79,687,574
Short-Term Investment	19,479,870	-	-	19,479,870
Total	$99,167,444	$-	$-	$99,167,444

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.